Short-Term Borrowings - Schedule of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 3,300,214	$ 464,825	¥ 4,237,978
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	230,000	32,395	665,000
Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	2,099,273	295,676	3,572,978
Short-term borrowings	7,499,800	1,056,300	5,827,000
Notes payable [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	¥ 970,941	$ 136,754	¥ 0